Shareholder Fees (Vanguard Capital Value Fund Participant)	Vanguard Capital Value Fund Vanguard Capital Value Fund - Investor Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none